Share Option and Restricted Share Unit Plans - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 23, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vest increments per year	25.00%
Total Compensation cost related to non-vested share option and restricted stock unit not yet recognized	$ 9,871
Total compensation cost related to non-vested shares and restricted stock to be recognized over weighted average period	3 years
Closing common share price	$ 10.71
Aggregate intrinsic value of all options exercisable and outstanding	$ 208
Aggregate intrinsic value of all options exercised	$ 4	$ 83	$ 241
Weighted average contractual life of share options exercisable	4 years 10 months 24 days
Weighted average contractual life of share options outstanding	4 years 10 months 24 days
Weighted average grant date fair value of share options granted	$ 4.47	$ 5.40	$ 10.32
Granted in 2010, 2011, 2012 and 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee's restricted stock units vest increment per year	25.00%
Amendment | 2015 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant				2,500,000
Amendment | 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,461,153